Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Debt [Abstract]
Summary Of Short-Term Borrowings

(dollars in thousands)	2012	2011	2010

Balance at end of year:
Securities repurchase agreements	114,646	114,050	112,335
Federal Funds purchased	-	75,000	-
FHLB advances	-	-	375
Total	114,646	189,050	112,710

Avg. outstanding during the year:
Securities repurchase agreements	121,270	122,693	110,891
Federal Funds purchased	510	576	-
FHLB advances	-	300	1,684

Max. outstanding at any month end:
Securities repurchase agreements	131,971	139,607	119,174
Federal Funds purchased	-	75,000	-
FHLB advances	-	367	2,000

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	4.36%	4.93%
End of the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	-	4.38%